 Balanced Fund
Institutional Class
Y Class
Investor Class
Advisor Class

Treasury Inflation Protected Securities Fund
Institutional Class
Y Class
Investor Class

Supplement Dated September 15, 2010
To the Prospectus dated March 1, 2010
 as Amended May 4, 2010 and
as Supplemented on July 29, 2010 and May 19, 2010

The American Beacon Balanced Fund now pays dividends quarterly.  Therefore, in the “Distributions and Taxes” section on page 75 of the Prospectus, the following rows in the table after the first paragraph are hereby changed to:

Fund	Dividends Paid
Balanced	Quarterly
Treasury Inflation Protected Securities	Semi-Annually

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE